UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Terry McDaniel & Company
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-6846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    March 31, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total:      $133,373

List of Other Included Managers:             NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D A T & T                        COM              001957109      891    11162 SH       SOLE                                    11162
D Abbott Labs                    COM              002824100     1814    38747 SH       SOLE                                    38747
D Air Express International      COM              009104100      921    60865 SH       SOLE                                    60865
D AirTouch Communications        COM              00949T100      947     9796 SH       SOLE                                     9796
D Albertsons Inc.                COM              013104104     1217    22355 SH       SOLE                                    22355
D American International Group   COM              026874107     4829    40037 SH       SOLE                                    40037
D Ameritech                      COM              030954101     1511    26227 SH       SOLE                                    26227
D Anheuser Busch Companies Inc.  COM              035229103      205     2694 SH       SOLE                                     2694
D Atlantic Richfield             COM              048825103      247     3381 SH       SOLE                                     3381
D Automatic Data Processing      COM              053015103     3060    73959 SH       SOLE                                    73959
D BP Amoco                       COM              055622104     2064    20438 SH       SOLE                                    20438
D Bell Atlantic                  COM              077853109      822    15898 SH       SOLE                                    15898
D Bell South                     COM              079860102      669    16700 SH       SOLE                                    16700
D Bestfoods                      COM              08658u101     1929    41040 SH       SOLE                                    41040
D Bristol Myers Squibb           COM              110122108     2308    35992 SH       SOLE                                    35992
D Canon Inc. ADR                 COM              138006309     1674    70095 SH       SOLE                                    70095
D Chevron Corp.                  COM              166751107      204     2300 SH       SOLE                                     2300
D Coca-Cola                      COM              191216100     4512    73521 SH       SOLE                                    73521
D Compass Bancshares Inc.        COM              20449H109    12876   373224 SH       SOLE                                   373224
D Dell Computer                  COM              247025109     3713    90840 SH       SOLE                                    90840
D Donaldson Co.                  COM              257651109     2024   112423 SH       SOLE                                   112423
D Dover Corp.                    COM              260003108     2570    78165 SH       SOLE                                    78165
D Emerson Electric               COM              291011104     2585    48833 SH       SOLE                                    48833
D Exxon                          COM              302290101     3690    52290 SH       SOLE                                    52290
D General Electric               COM              369604103     1115    10080 SH       SOLE                                    10080
D H J Heinz Co.                  COM              423074103     1735    36614 SH       SOLE                                    36614
D Hershey Foods                  COM              427866108     1726    30795 SH       SOLE                                    30795
D Illinois Tool Works            COM              452308109     3242    52388 SH       SOLE                                    52388
D International Flavors & Fragra COM              459506101     1304    34725 SH       SOLE                                    34725
D Johnson & Johnson              COM              478160104     4119    44049 SH       SOLE                                    44049
D Lucent Technologies            COM              549463107     1870    17314 SH       SOLE                                    17314
D Media One Group                COM              58440J104      273     4296 SH       SOLE                                     4296
D Merck                          COM              589331107     4534    56582 SH       SOLE                                    56582
D Microsoft Corp                 COM              594918104     9941   110920 SH       SOLE                                   110920
D Mobil Oil                      COM              607059102      299     3400 SH       SOLE                                     3400
D Molex Inc.                     COM              608554101     1912    65097 SH       SOLE                                    65097
D Nalco Chemical                 COM              629853102     1113    41909 SH       SOLE                                    41909
D Nordson Corp.                  COM              655663102     1822    32675 SH       SOLE                                    32675
D Pioneer Hi-Bred                COM              723686101     2971    78975 SH       SOLE                                    78975
D Proctor & Gamble               COM              742718109     3803    38830 SH       SOLE                                    38830
D R.R. Donnelley                 COM              257867101     1303    40495 SH       SOLE                                    40495
D Reuters Group PLC              COM              76132m102     2227    25629 SH       SOLE                                    25629
D Royal Dutch                    COM              780257804     3030    58266 SH       SOLE                                    58266
D SBC Communications             COM              78387G103     2508    53145 SH       SOLE                                    53145
D San Juan Basin Royalty Trust   COM              798241105     4045   616452 SH       SOLE                                   616452
D Schering-Plough                COM              806605101     6060   109675 SH       SOLE                                   109675
D Schlumberger Ltd               COM              806857108     2425    40299 SH       SOLE                                    40299
D Sigma-Aldrich                  COM              826552101     1742    59560 SH       SOLE                                    59560
D Sysco Corp.                    COM              871829107     1471    55895 SH       SOLE                                    55895
D Telefonica de Espana           COM              879382208      674     5275 SH       SOLE                                     5275
D U.S. West Communications       COM              91273h101      243     4412 SH       SOLE                                     4412
D Unilever N.V.                  COM              904784501     2409    36255 SH       SOLE                                    36255
D Viragen                        COM              927638106      200   400000 SH       SOLE                                   400000
D W.W. Grainger                  COM              384802104     2172    50435 SH       SOLE                                    50435
D Weyerhaeuser                   COM              962166104     1315    23695 SH       SOLE                                    23695
D Willamette                     COM              969133107     1646    43605 SH       SOLE                                    43605
D Worthington Industries         COM              981811102      844    71825 SH       SOLE                                    71825
S REPORT SUMMARY                 57 DATA RECORDS              133373            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED